                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21040

Morgan Stanley Biotechnology Fund

               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BIOTECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          -----------
               COMMON STOCKS (94.4%)
               Biotechnology (82.1%)
     9,225     Abgenix, Inc.*                                       $    76,198
    38,950     Alnylam Pharmaceuticals, Inc.*                           277,713
    17,890     Amgen Inc.*                                            1,102,203
    26,790     Amylin Pharmaceuticals, Inc.*                            573,842
    40,125     Applera Corp. - Celera Genomics Group*                   445,789
    26,350     Array BioPharma, Inc.*                                   221,867
    36,360     Celgene Corp.*                                           995,355
     3,045     Cephalon, Inc.*                                          149,418
     4,350     Charles River Laboratories International, Inc.*          200,535
    22,200     ConjuChem Inc. (Canada)*                                  69,639
    17,830     CuraGen Corp.*                                            98,600
    21,720     CV Therapeutics, Inc.*                                   476,320
    35,700     Cytokinetics, Inc.*                                      346,290
    14,575     deCODE genetics, Inc.*                                    94,154
    13,400     Diversa Corp.*                                            88,976
    13,600     DOV Pharmaceutical, Inc.*                                204,272
    34,600     Encysive Pharmaceuticals, Inc.*                          381,292
    36,865     Exelixis, Inc.*                                          262,110
     1,910     Genentech, Inc.*                                          90,152
     4,250     Gen-Probe Inc.*                                          216,367
     5,635     Genzyme Corp.*                                           316,067
    25,130     Gilead Sciences, Inc.*                                   868,241
    36,500     GTx, Inc.*                                               382,885
    17,000     Harvard Biosciences, Inc.*                                69,360
    13,415     ImClone Systems, Inc.*                                   593,748
    90,700     Incyte Corp.*                                            791,811
    11,500     Keryx Biopharmaceuticals, Inc.*                          149,500
     4,675     Martek Biosciences Corp.*                                313,225
    19,000     Medarex, Inc.*                                           160,740
    18,040     MedImmune, Inc.*                                         434,403
    10,800     Memory Pharmaceuticals Corp.*                             55,080
     2,295     Neurocrine Biosciences, Inc.*                             91,869
     9,705     NPS Pharmaceuticals, Inc.*                               139,170
     1,450     OSI Pharmaceuticals Inc.*                                 79,214
    44,000     Regeneron Pharmaceuticals, Inc.*                         268,840
     4,800     Rigel Pharmaceuticals Inc.*                               89,472
    34,400     Serono SA (ADR) (Switzerland)                            639,496
     2,200     Techne Corp.*                                             74,998
    54,210     Telik, Inc.*                                           1,023,485
     5,070     Transkaryotic Therapies, Inc.*                           116,813
     6,900     VaxGen, Inc.*                                             97,290
    30,700     Vertex Pharmaceuticals Inc.*                             354,278
     7,094     ViaCell, Inc.*                                            64,981
     6,275     Vicuron Pharmaceuticals, Inc.*                           108,871
    42,500     Vion Pharmaceuticals, Inc.*                              146,625
     7,200     ZymoGenetics, Inc.*                                      142,056
                                                                    ------------
                                                                     13,943,610
                                                                    ------------
               Electronic Equipment/Instruments (1.0%)
     6,360     Thermo Electron Corp.*                                   174,646
                                                                    ------------

               Industrial Specialties (0.6%)
     3,900     Symyx Technologies, Inc.*                                108,771
                                                                    ------------
               Medical Specialties (6.8%)
    19,055     Applera Corp. - Applied Biosystems Group                 391,390
    12,500     Cypress Bioscience, Inc.*                                149,250
     2,800     Dade Behring Holdings Inc.*                              175,588
     6,002     Fisher Scientific International, Inc.                    364,021
    27,400     Trinity Biotech PLC (ADR) (Ireland)*                      70,144
                                                                    ------------
                                                                      1,150,393
                                                                    ------------
               Pharmaceuticals: Major (0.5%)
       750     Roche Holding AG (Switzerland)                            78,970
                                                                    ------------
               Pharmaceuticals: Other (3.4%)
     2,150     Forest Laboratories, Inc.*                                91,805
    15,900     Teva Pharmaceutical Industries Ltd. (ADR) (Israel)       478,749
                                                                    ------------
                                                                        570,554
                                                                    ------------
               TOTAL COMMON STOCKS
                 (Cost $14,187,788)                                  16,026,944
                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                              VALUE
-----------                                                          -----------
               SHORT-TERM INVESTMENT (4.6%)
               REPURCHASE AGREEMENT

      $781     Joint repurchase agreement account 2.62% due
               03/01/05 (dated 02/28/05; proceeds $781,057)
               (a) (Cost $781,000)                                      781,000
                                                                    -----------
               TOTAL INVESTMENTS
                 (Cost $14,968,788) (b)                    99.0%     16,807,944
               OTHER ASSETS IN EXCESS OF LIABILITIES        1.0         176,058
                                                          ------    -----------
               NET ASSETS                                 100.0%    $16,984,002
                                                          ======    ===========

  ADR   American Depositary Receipt.
   *    Non-income producing security.
  (a)   Collateralized by federal agency and U.S. Treasury obligations.
  (b)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,478,907 and the aggregate gross unrealized depreciation is $639,751, resulting in net unrealized appreciation of
        $1,839,156.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Biotechnology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Biotechnology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2005

                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Biotechnology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2005

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer